Equity (Loss) Earnings of Joint Venture (Tables)	12 Months Ended
Jul. 01, 2012
Investment in Joint Ventures and Equity (Loss) Earnings of Joint Ventures [Abstract]
Summarized statements of operations

	Years Ended
	July 1, 2012	July 3, 2011	June 27, 2010
Net sales	$76,373	$78,002	$67,711
Cost of goods sold	65,211	63,286	53,844

Gross profit	11,162	14,716	13,867
Engineering, selling and administrative expense	14,930	9,527	8,675

(Loss) income from operations	(3,768)	5,189	5,192
Other income (expense), net	246	(247)	(620)

(Loss) income before provision for Income taxes	(3,522)	4,942	4,572
(Benefit) provision for income taxes	(297)	1,202	1,035

Net (loss) income	(3,225)	3,740	3,537
Net income attributable to non-controlling interest	—	—	(537)

Net (loss) income attributable to VAST LLC	$(3,225)	$3,740	$3,000

STRATTEC’s share of VAST LLC net (loss) income	$(1,075)	$1,247	$1,000
Intercompany profit eliminations	4	(1)	8

STRATTEC’s equity (loss) earnings of joint ventures	$(1,071)	$1,246	$1,008

Summarized balance sheets

	July 1, 2012	July 3, 2011
Cash and cash equivalents	$5,622	$6,658
Receivables, net	16,025	15,267
Inventories, net	17,756	13,084
Other current assets	10,207	7,153

Total current assets	49,610	42,162
Property, plant and equipment, net	20,753	13,278
Other long-term assets	3,585	3,136

Total assets	$73,948	$58,576

Current liabilities	$37,843	$35,802
Long-term liabilities	11,381	626

Total liabilities	$49,224	$36,428

Net assets	$24,724	$22,148

STRATTEC’s share of net assets	$8,241	$7,383